SCHEDULE OF COMPANY REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total	$ 289,772	$ 261,679	$ 196,596
Operating (loss) income	(1,422)	3,386	9,891
Soft Wheat [Member]
Segment Reporting Information [Line Items]
Total	216,659	177,175	129,096
Operating (loss) income	6,352	1,114	5,667
Durum Wheat [Member]
Segment Reporting Information [Line Items]
Total	45,286	54,737	37,571
Operating (loss) income	(5,255)	566	1,333
Couscous and Pasta [Member]
Segment Reporting Information [Line Items]
Total	27,827	29,767	29,929
Operating (loss) income	$ (2,519)	$ 1,706	$ 2,891